UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2011



[LOGO OF USAA]
   USAA(R)




                                            [GRAPHIC OF USAA S&P 500 INDEX FUND]




 ===============================================

       SEMIANNUAL REPORT
       USAA S&P 500 INDEX FUND
       MEMBER SHARES o REWARD SHARES
       JUNE 30, 2011

 ===============================================




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

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PRESIDENT'S MESSAGE

"IN MY VIEW, THE REPORTING PERIOD IS A REMINDER    [PHOTO OF DANIEL S. McNAMARA]
THAT SOME OF THE GREATEST INVESTMENT CHALLENGES
ARE UNFORESEEN"

--------------------------------------------------------------------------------

AUGUST 2011

The six-month reporting period was dominated by a series of dramatic global events. At the beginning of January, it was widely believed that the U.S. economy was solidly on the road to recovery. However, investor confidence faltered as political unrest emerged in Tunisia and spread to other nations in North Africa and the Middle East. Oil prices rose in response, threatening to derail global economic growth.

Meanwhile, the U.S. economic recovery slowed. Home prices softened in many markets as mortgage lenders renewed their foreclosure filings. At the same time, the employment picture remained cloudy at best. While jobs were created during the period, the slow pace of job growth did not allow the U.S. unemployment rate to improve.

During March, Japan experienced a massive earthquake followed by a tsunami. The terrible toll on human life and on that nation's infrastructure, including emergencies at some nuclear power plants, led to speculation about the potential impact of the disaster on companies that do business in or with Japan. It also led to supply disruptions that slowed worldwide economic growth during the second quarter. As of this writing, the impact on the financial markets has been minimal.

Throughout the reporting period, a steady stream of bad news emanated from European peripheral nations. Indeed, the health of the entire global financial system has been stressed by the European Union's (EU) fiscal challenges. Despite loan packages from the EU and the International Monetary Fund, some European countries continue to struggle with large debt burdens, in both the public and private sectors, and growing social unrest in response to austerity measures.

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

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Amidst all this turmoil, the financial markets produced solid results. Most notable was investors' "risk on, risk off" behavior as they shifted back and forth between the perceived safety of U.S. Treasuries and the higher expected returns of riskier securities such as stocks. Overall, however, stocks took matters in stride, largely because of better-than-expected corporate earnings. U.S. corporate profits have been strong and many companies are well positioned to weather the economic uncertainties.

In the taxable bond market, investors continued to seek income wherever they could find it. As promised, the Federal Reserve (the Fed) ended its "QE2" program of purchasing $600 billion of long-term U.S. Treasuries. While many observers had expected Treasury prices to fall in anticipation of the Fed's exit from the market, prices remained higher than expected (and yields lower), perhaps as a result of flight-to-safety buying related to Europe's debt woes. At the same time, investors continued to bid up securities which pay a premium to U.S. Treasuries (corporate bonds, for example) and these sectors did well.

In my view, the reporting period is a reminder that some of the greatest investment challenges are unforeseen. All the more reason, I believe, to remain vigilant and to make decisions based on the tenets of a long-term investment plan, not the noise of the latest headline. At USAA Investment Management Company, we will work hard to help you meet your goals. We are proud of what we have been able to achieve for our shareholders in all kinds of market environments. From all of us here at USAA, we thank you for your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

FUND RECOGNITION                                                              3

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

  Portfolio of Investments                                                   10

  Notes to Portfolio of Investments                                          31

  Financial Statements                                                       33

  Notes to Financial Statements                                              36

EXPENSE EXAMPLE                                                              52

ADVISORY AGREEMENTS                                                          55

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE S&P 500 INDEX.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Normally, at least 80% of the Fund's assets will be invested in the stocks of companies composing the S&P 500 Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

The S&P 500 Index returned 6.02% in the first half of 2011. The USAA S&P 500 Index Fund Member Shares and Reward Shares returned 5.90% and 5.97%, respectively, during the reporting period.

Energy, with an index weight of 12.70%, was the leading contributor to the index's returns by posting an 11.39% return. Similarly, Health Care, with a weight of 11.20%, also lifted the index's returns by gaining 13.93%. Financials were the worst performing sector, returning -3.06%.

The year started off with positive momentum as U.S. indexes were fueled by a strong start to the earnings season and improvements concerning the sovereign debt crisis in Europe. Despite mounting uncertainty in the Middle East, the U.S. markets remained positive following increased share buyback and merger and acquisition activity. Performance began to lag as the markets reacted to rising oil prices and to the uncertainty of the implications surrounding Japan's devastating earthquake and tsunami. Markets began improving in the second quarter due to a strong start to the earnings season and the announcement of several merger and acquisition deals. Markets then took a turn for the worse in May when concerns about the budget and deficit, weak macroeconomic data and European sovereign debt took over. These results were partially offset by positive momentum when the Greek parliament successfully passed the austerity measures necessary to receive the next tranche of its bailout package.

Thank you for your investment in the Fund.

Refer to pages 6 and 8 for benchmark definitions.

Past performance is no guarantee of future results.

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2  | USAA S&P 500 INDEX FUND

================================================================================

FUND RECOGNITION

USAA S&P 500 INDEX FUND

--------------------------------------------------------------------------------

                            LIPPER LEADERS (OVERALL)
                                  MEMBER SHARES

                              [5]               [5]

                        TAX EFFICIENCY      PRESERVATION

The Fund's Member Shares are listed as a Lipper Leader for Tax Efficiency and Preservation among 158 and 9,948 funds within the Lipper S&P 500 Index Funds category for the three-year period ended June 30, 2011, respectively. The Fund's Member Shares received a Lipper Leader rating for Tax Efficiency among 152 and 112 funds for the five- and 10-year periods, respectively, and received a score of 4 for Preservation among 8,004 and 4,654 funds for the five- and 10-year periods, respectively. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of June 30, 2011. Tax efficiency offers no benefits to investors in tax-sheltered accounts such as 401(k) plans. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class as of June 30, 2011. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds.

================================================================================

                                                           FUND RECOGNITION |  3

================================================================================

                               LIPPER LEADERS (OVERALL)
                                   REWARD SHARES

       [5]              [5]           [5]           [5]              [5]

  TOTAL RETURN      CONSISTENT      EXPENSE         TAX         PRESERVATION
                      RETURN                     EFFICIENCY

The Fund's Reward Shares are listed as a Lipper Leader for Total Return, Consistent Return, Expense, and Tax Efficiency among 158, 158, 47, and 158 funds, respectively, and for Preservation among 9,984 equity funds within the Lipper S&P 500 Index Funds category for the three-year period ended June 30, 2011. The Fund's Reward Shares received a Lipper Leader rating for Total Return. Consistent Return, Expense, and Tax Efficiency among 152, 152, 45, and 152 funds, respectively, and a score of 4 for Preservation among 8,004 funds for the five-year period. The Fund's Reward shares received a Lipper Leader rating for Expense among 45 equity funds for the five-year period. The Fund's Reward shares received a Lipper Leader rating for Tax Efficiency among 152 funds for the five-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of June 30, 2011. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of June 30, 2011. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of June 30, 2011. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of June 30, 2011. Tax efficiency offers no benefits to investors in tax-sheltered accounts such as 401(k) plans. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class as of June 30, 2011. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return, Consistent Return, Preservation, Expense, and Tax Efficiency metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. *Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights Reserved.

================================================================================

4  | USAA S&P 500 INDEX FUND

================================================================================

INVESTMENT OVERVIEW

USAA S&P 500 INDEX FUND MEMBER SHARES (Ticker Symbol: USSPX)

--------------------------------------------------------------------------------
                                        6/30/11                     12/31/10
--------------------------------------------------------------------------------
Net Assets                         $2,103.3 Million             $2,021.9 Million
Net Asset Value Per Share               $19.77                       $18.86

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/11*
--------------------------------------------------------------------------------
    12/31/10 to 6/30/11**            1 Year           5 Years         10 Years
            5.90%                    30.43%            2.74%            2.49%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO***
--------------------------------------------------------------------------------
    Before Reimbursement          0.36%       After Reimbursement        0.25%

*Returns for the S&P 500 Index Fund Member Shares exclude the account maintenance fee.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE MEMBER SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE MEMBER SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.25% OF THE MEMBER SHARES' AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011, AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance data excludes the impact of a $10 account maintenance fee that is assessed on accounts of less than $10,000. Performance of Member Shares will vary from Reward Shares due to differences in expenses.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                                  MEMBER SHARES

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                             USAA S&P 500 INDEX
                            S&P 500 INDEX                  FUND -- MEMBER SHARES
 6/30/2001                   $10,000.00                         $10,000.00
 7/31/2001                     9,901.56                           9,902.39
 8/31/2001                     9,281.71                           9,284.16
 9/30/2001                     8,532.19                           8,534.08
10/31/2001                     8,694.88                           8,697.36
11/30/2001                     9,361.84                           9,361.37
12/31/2001                     9,443.85                           9,439.22
 1/31/2002                     9,306.03                           9,302.50
 2/28/2002                     9,126.57                           9,122.03
 3/31/2002                     9,469.81                           9,461.30
 4/30/2002                     8,895.67                           8,885.40
 5/31/2002                     8,830.14                           8,819.58
 6/30/2002                     8,201.17                           8,188.16
 7/31/2002                     7,562.02                           7,555.34
 8/31/2002                     7,611.50                           7,599.36
 9/30/2002                     6,784.28                           6,772.40
10/31/2002                     7,381.41                           7,369.48
11/30/2002                     7,815.88                           7,800.70
12/31/2002                     7,356.71                           7,344.76
 1/31/2003                     7,163.99                           7,144.90
 2/28/2003                     7,056.50                           7,039.42
 3/31/2003                     7,125.01                           7,100.37
 4/30/2003                     7,711.90                           7,685.57
 5/31/2003                     8,118.22                           8,086.85
 6/30/2003                     8,221.79                           8,184.09
 7/31/2003                     8,366.75                           8,329.44
 8/31/2003                     8,529.92                           8,485.96
 9/30/2003                     8,439.34                           8,390.89
10/31/2003                     8,916.75                           8,867.96
11/30/2003                     8,995.20                           8,940.92
12/31/2003                     9,466.95                           9,405.19
 1/31/2004                     9,640.71                           9,574.14
 2/29/2004                     9,774.72                           9,703.67
 3/31/2004                     9,627.25                           9,556.85
 4/30/2004                     9,476.12                           9,404.35
 5/31/2004                     9,606.16                           9,528.61
 6/30/2004                     9,792.95                           9,711.24
 7/31/2004                     9,468.83                           9,388.29
 8/31/2004                     9,507.13                           9,422.28
 9/30/2004                     9,610.10                           9,520.51
10/31/2004                     9,756.92                           9,668.38
11/30/2004                    10,151.70                          10,055.11
12/31/2004                    10,497.15                          10,393.39
 1/31/2005                    10,241.28                          10,141.43
 2/28/2005                    10,456.80                          10,353.30
 3/31/2005                    10,271.63                          10,168.85
 4/30/2005                    10,076.82                           9,973.40
 5/31/2005                    10,397.45                          10,289.56
 6/30/2005                    10,412.21                          10,302.72
 7/31/2005                    10,799.43                          10,683.66
 8/31/2005                    10,700.89                          10,585.54
 9/30/2005                    10,787.56                          10,669.66
10/31/2005                    10,607.72                          10,490.00
11/30/2005                    11,008.93                          10,884.09
12/31/2005                    11,012.71                          10,888.93
 1/31/2006                    11,304.36                          11,174.25
 2/28/2006                    11,335.03                          11,203.37
 3/31/2006                    11,476.13                          11,341.85
 4/30/2006                    11,630.22                          11,488.01
 5/31/2006                    11,295.49                          11,160.61
 6/30/2006                    11,310.80                          11,173.41
 7/31/2006                    11,380.57                          11,238.00
 8/31/2006                    11,651.35                          11,502.21
 9/30/2006                    11,951.61                          11,797.70
10/31/2006                    12,341.06                          12,180.93
11/30/2006                    12,575.74                          12,410.87
12/31/2006                    12,752.15                          12,580.53
 1/31/2007                    12,945.00                          12,770.07
 2/28/2007                    12,691.81                          12,521.30
 3/31/2007                    12,833.77                          12,658.64
 4/30/2007                    13,402.25                          13,217.81
 5/31/2007                    13,869.92                          13,675.86
 6/30/2007                    13,639.49                          13,449.79
 7/31/2007                    13,216.60                          13,031.72
 8/31/2007                    13,414.72                          13,222.84
 9/30/2007                    13,916.42                          13,717.50
10/31/2007                    14,137.78                          13,933.43
11/30/2007                    13,546.73                          13,345.62
12/31/2007                    13,452.75                          13,249.98
 1/31/2008                    12,645.83                          12,454.26
 2/29/2008                    12,235.02                          12,050.37
 3/31/2008                    12,182.19                          11,991.80
 4/30/2008                    12,775.50                          12,579.27
 5/31/2008                    12,940.98                          12,736.74
 6/30/2008                    11,850.01                          11,661.77
 7/31/2008                    11,750.39                          11,564.39
 8/31/2008                    11,920.36                          11,728.72
 9/30/2008                    10,858.17                          10,677.98
10/31/2008                     9,034.56                           8,885.06
11/30/2008                     8,386.29                           8,242.54
12/31/2008                     8,475.52                           8,329.97
 1/31/2009                     7,761.15                           7,627.07
 2/28/2009                     6,934.76                           6,813.19
 3/31/2009                     7,542.21                           7,410.30
 4/30/2009                     8,264.07                           8,117.81
 5/31/2009                     8,726.31                           8,570.87
 6/30/2009                     8,743.62                           8,589.18
 7/31/2009                     9,404.96                           9,237.89
 8/31/2009                     9,744.52                           9,568.48
 9/30/2009                    10,108.14                           9,923.36
10/31/2009                     9,920.36                           9,735.41
11/30/2009                    10,515.42                          10,318.04
12/31/2009                    10,718.53                          10,518.89
 1/31/2010                    10,332.94                          10,141.19
 2/28/2010                    10,653.03                          10,449.64
 3/31/2010                    11,295.88                          11,082.73
 4/30/2010                    11,474.22                          11,253.33
 5/31/2010                    10,557.99                          10,349.78
 6/30/2010                    10,005.30                           9,805.35
 7/31/2010                    10,706.30                          10,490.77
 8/31/2010                    10,222.98                          10,014.78
 9/30/2010                    11,135.32                          10,905.49
10/31/2010                    11,559.01                          11,319.78
11/30/2010                    11,560.49                          11,319.78
12/31/2010                    12,333.10                          12,076.71
 1/31/2011                    12,625.41                          12,358.46
 2/28/2011                    13,057.95                          12,781.08
 3/31/2011                    13,063.14                          12,778.41
 4/30/2011                    13,450.01                          13,158.41
 5/31/2011                    13,297.76                          13,003.84
 6/30/2011                    13,076.10                          12,789.00

                                   [END CHART]

                         Data from 06/30/01 to 06/30/11.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

================================================================================

6  | USAA S&P 500 INDEX FUND

================================================================================

USAA S&P 500 INDEX FUND REWARD SHARES (Ticker Symbol: USPRX)

--------------------------------------------------------------------------------
                                         6/30/11                     12/31/10
--------------------------------------------------------------------------------
Net Assets                          $1,342.4 Million            $1,159.5 Million
Net Asset Value Per Share                $19.77                      $18.86

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/11
--------------------------------------------------------------------------------
  12/31/10 to 6/30/11*        1 Year       5 Years      Since Inception 5/01/02
          5.97%               30.62%        2.88%                4.09%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
  Before Reimbursement        0.24%         After Reimbursement        0.09%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

High double digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE REWARD SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE REWARD SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.09% OF THE REWARD SHARES' AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011, AND MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                                  REWARD SHARES

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                              USAA S&P 500 INDEX
                               S&P 500 INDEX                 FUND -- REWARD SHARES
 4/30/2002                      $10,000.00                          $10,000.00
 5/31/2002                        9,926.33                            9,834.86
 6/30/2002                        9,219.28                            9,132.62
 7/31/2002                        8,500.79                            8,426.81
 8/31/2002                        8,556.41                            8,482.04
 9/30/2002                        7,626.50                            7,559.41
10/31/2002                        8,297.76                            8,225.87
11/30/2002                        8,786.16                            8,707.21
12/31/2002                        8,269.99                            8,200.15
 1/31/2003                        8,053.34                            7,977.01
 2/28/2003                        7,932.51                            7,859.25
 3/31/2003                        8,009.53                            7,935.34
 4/30/2003                        8,669.28                            8,582.61
 5/31/2003                        9,126.04                            9,030.72
 6/30/2003                        9,242.46                            9,144.24
 7/31/2003                        9,405.41                            9,306.64
 8/31/2003                        9,588.84                            9,481.53
 9/30/2003                        9,487.01                            9,379.66
10/31/2003                       10,023.69                            9,912.95
11/30/2003                       10,111.88                            9,994.52
12/31/2003                       10,642.20                           10,518.03
 1/31/2004                       10,837.53                           10,706.98
 2/29/2004                       10,988.17                           10,858.13
 3/31/2004                       10,822.40                           10,692.00
 4/31/2004                       10,652.50                           10,521.38
 5/31/2004                       10,798.69                           10,660.40
 6/30/2004                       11,008.67                           10,871.11
 7/31/2004                       10,644.31                           10,509.59
 8/31/2004                       10,687.37                           10,547.64
 9/30/2004                       10,803.12                           10,661.87
10/31/2004                       10,968.16                           10,821.09
11/30/2004                       11,411.95                           11,260.56
12/31/2004                       11,800.29                           11,640.03
 1/31/2005                       11,512.65                           11,357.84
 2/28/2005                       11,754.93                           11,595.13
 3/31/2005                       11,546.77                           11,389.20
 4/30/2005                       11,327.78                           11,176.74
 5/31/2005                       11,688.21                           11,530.84
 6/30/2005                       11,704.80                           11,541.98
 7/31/2005                       12,140.09                           11,975.21
 8/31/2005                       12,029.32                           11,865.29
 9/30/2005                       12,126.75                           11,956.26
10/31/2005                       11,924.59                           11,754.93
11/30/2005                       12,375.60                           12,203.05
12/31/2005                       12,379.84                           12,205.16
 1/31/2006                       12,707.70                           12,524.98
 2/28/2006                       12,742.18                           12,557.61
 3/31/2006                       12,900.79                           12,715.75
 4/30/2006                       13,074.02                           12,886.17
 5/31/2006                       12,697.73                           12,512.56
 6/30/2006                       12,714.95                           12,530.42
 7/31/2006                       12,793.38                           12,609.44
 8/31/2006                       13,097.77                           12,905.74
 9/30/2006                       13,435.30                           13,240.27
10/31/2006                       13,873.11                           13,670.15
11/30/2006                       14,136.92                           13,928.08
12/31/2006                       14,335.22                           14,122.06
 1/31/2007                       14,552.02                           14,334.72
 2/28/2007                       14,267.40                           14,055.60
 3/31/2007                       14,426.98                           14,206.41
 4/30/2007                       15,066.03                           14,840.62
 5/31/2007                       15,591.76                           15,354.67
 6/30/2007                       15,332.73                           15,097.99
 7/31/2007                       14,857.34                           14,628.69
 8/31/2007                       15,080.05                           14,849.93
 9/30/2007                       15,644.03                           15,401.95
10/31/2007                       15,892.87                           15,644.40
11/30/2007                       15,228.45                           14,991.15
12/31/2007                       15,122.80                           14,887.77
 1/31/2008                       14,215.71                           13,994.09
 2/29/2008                       13,753.90                           13,533.72
 3/31/2008                       13,694.51                           13,477.98
 4/30/2008                       14,361.48                           14,131.13
 5/31/2008                       14,547.50                           14,314.83
 6/30/2008                       13,321.09                           13,112.08
 7/31/2008                       13,209.11                           12,995.80
 8/31/2008                       13,400.18                           13,187.32
 9/30/2008                       12,206.12                           12,011.53
10/31/2008                       10,156.13                            9,988.97
11/30/2008                        9,427.38                            9,273.51
12/31/2008                        9,527.69                            9,369.04
 1/31/2009                        8,724.64                            8,585.40
 2/28/2009                        7,795.66                            7,669.99
 3/31/2009                        8,478.52                            8,337.74
 4/30/2009                        9,289.99                            9,140.79
 5/31/2009                        9,809.61                            9,650.55
 6/30/2009                        9,829.07                            9,667.85
 7/31/2009                       10,572.51                           10,398.03
 8/31/2009                       10,954.22                           10,777.16
 9/30/2009                       11,362.98                           11,173.88
10/31/2009                       11,151.89                           10,969.31
11/30/2009                       11,820.82                           11,625.35
12/31/2009                       12,049.15                           11,849.24
 1/31/2010                       11,615.69                           11,423.77
 2/28/2010                       11,975.52                           11,778.33
 3/31/2010                       12,698.18                           12,488.85
 4/30/2010                       12,898.65                           12,681.10
 5/31/2010                       11,868.68                           11,670.03
 6/30/2010                       11,247.38                           11,054.13
 7/31/2010                       12,035.40                           11,834.00
 8/31/2010                       11,492.08                           11,297.39
 9/30/2010                       12,517.68                           12,306.29
10/31/2010                       12,993.97                           12,773.53
11/30/2010                       12,995.64                           12,773.53
12/31/2010                       13,864.15                           13,625.67
 1/31/2011                       14,192.75                           13,943.55
 2/28/2011                       14,678.99                           14,420.38
 3/31/2011                       14,684.82                           14,430.09
 4/30/2011                       15,119.72                           14,851.72
 5/31/2011                       14,948.57                           14,684.52
 6/30/2011                       14,699.39                           14,439.14

                                   [END CAHRT]

         *Data from 4/30/02 to 6/30/11.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

*The performance of the S&P 500 Index is calculated from the end of the month, April 30, 2002, while the Reward Shares were introduced on May 1, 2002. There may be a slight variation of the performance numbers because of this difference.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

================================================================================

8  | USAA S&P 500 INDEX FUND

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 6/30/11
                                (% of Net Assets)

Exxon Mobil Corp. ........................................................   3.3%
Apple, Inc. ..............................................................   2.5%
International Business Machines Corp. ....................................   1.7%
Chevron Corp. ............................................................   1.7%
General Electric Co. .....................................................   1.6%
Microsoft Corp. ..........................................................   1.6%
AT&T, Inc. ...............................................................   1.5%
Johnson & Johnson ........................................................   1.5%
Procter & Gamble Co. .....................................................   1.5%
Pfizer, Inc. .............................................................   1.3%

You will find a complete list of securities that the Fund owns on pages 10-30.

                       o SECTOR ALLOCATION* -- 6/30/2011 o

                        [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                      17.5%
FINANCIALS                                                                  14.9%
ENERGY                                                                      12.5%
HEALTH CARE                                                                 11.5%
INDUSTRIALS                                                                 11.1%
CONSUMER DISCRETIONARY                                                      10.5%
CONSUMER STAPLES                                                            10.4%
MATERIALS                                                                    3.6%
UTILITIES                                                                    3.3%
TELECOMMUNICATION SERVICES                                                   3.0%
MONEY MAREKT INSTRUMENTS                                                     2.1%

                                   [END CHART]

* Excludes short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMON STOCKS (98.3%)

             CONSUMER DISCRETIONARY (10.5%)
             -----------------------------
             ADVERTISING (0.2%)
   136,251   Interpublic Group of Companies, Inc.                     $    1,703
    79,614   Omnicom Group, Inc.                                           3,834
                                                                      ----------
                                                                           5,537
                                                                      ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
    83,114   Coach, Inc.                                                   5,314
    18,082   Polo Ralph Lauren Corp.                                       2,398
    24,386   VF Corp.                                                      2,647
                                                                      ----------
                                                                          10,359
                                                                      ----------
             APPAREL RETAIL (0.5%)
    24,510   Abercrombie & Fitch Co. "A"                                   1,640
   110,721   Gap, Inc.                                                     2,004
    71,165   Limited Brands, Inc.                                          2,736
    32,576   Ross Stores, Inc.                                             2,610
   109,066   TJX Companies, Inc.                                           5,729
    35,967   Urban Outfitters, Inc.*                                       1,013
                                                                      ----------
                                                                          15,732
                                                                      ----------
             AUTO PARTS & EQUIPMENT (0.2%)
   191,809   Johnson Controls, Inc.                                        7,991
                                                                      ----------
             AUTOMOBILE MANUFACTURERS (0.4%)
 1,072,510   Ford Motor Co.*                                              14,790
                                                                      ----------
             AUTOMOTIVE RETAIL (0.2%)
    17,866   AutoNation, Inc.(g)*                                            654
     7,159   AutoZone, Inc.*                                               2,111
    62,869   CarMax, Inc.*                                                 2,079
    39,236   O'Reilly Automotive, Inc.*                                    2,570
                                                                      ----------
                                                                           7,414
                                                                      ----------
             BROADCASTING (0.3%)
   190,260   CBS Corp. "B"                                                 5,421
    79,648   Discovery Communications, Inc. "A"*                           3,262
    25,278   Scripps Networks Interactive "A"                              1,236
                                                                      ----------
                                                                           9,919
                                                                      ----------

================================================================================

10  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             CABLE & SATELLITE (1.2%)
    64,582   Cablevision Systems Corp. "A"                            $    2,338
   780,391   Comcast Corp. "A"                                            19,775
   215,910   DIRECTV "A"*                                                 10,973
    94,346   Time Warner Cable, Inc.                                       7,363
                                                                      ----------
                                                                          40,449
                                                                      ----------
             CASINOS & GAMING (0.1%)
    83,387   International Game Technology                                 1,466
    21,155   Wynn Resorts Ltd.                                             3,037
                                                                      ----------
                                                                           4,503
                                                                      ----------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
    92,511   Best Buy Co., Inc.(g)                                         2,906
    38,408   GameStop Corp. "A"*                                           1,024
                                                                      ----------
                                                                           3,930
                                                                      ----------
             CONSUMER ELECTRONICS (0.0%)
    19,343   Harman International Industries, Inc.                           881
                                                                      ----------
             DEPARTMENT STORES (0.4%)
    60,693   J.C. Penney Co., Inc.                                         2,096
    79,188   Kohl's Corp.                                                  3,960
   122,024   Macy's, Inc.                                                  3,568
    47,135   Nordstrom, Inc.                                               2,213
    12,223   Sears Holdings Corp.(g)*                                        873
                                                                      ----------
                                                                          12,710
                                                                      ----------
             DISTRIBUTORS (0.1%)
    44,440   Genuine Parts Co.                                             2,418
                                                                      ----------
             EDUCATION SERVICES (0.1%)
    35,573   Apollo Group, Inc. "A"*                                       1,554
    17,305   DeVry, Inc.                                                   1,023
                                                                      ----------
                                                                           2,577
                                                                      ----------
             FOOTWEAR (0.3%)
   107,239   NIKE, Inc. "B"                                                9,649
                                                                      ----------
             GENERAL MERCHANDISE STORES (0.3%)
    21,097   Big Lots, Inc.*                                                 699
    35,252   Family Dollar Stores, Inc.                                    1,853
   194,032   Target Corp.                                                  9,102
                                                                      ----------
                                                                          11,654
                                                                      ----------
             HOME FURNISHINGS (0.0%)
    41,115   Leggett & Platt, Inc.                                         1,002
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HOME IMPROVEMENT RETAIL (0.7%)
   448,626   Home Depot, Inc.                                         $   16,249
   367,144   Lowe's Companies, Inc.                                        8,558
                                                                      ----------
                                                                          24,807
                                                                      ----------
             HOMEBUILDING (0.1%)
    78,071   D.R. Horton, Inc.                                               899
    44,121   Lennar Corp. "A"                                                801
    93,016   Pulte Group, Inc.*                                              713
                                                                      ----------
                                                                           2,413
                                                                      ----------
             HOMEFURNISHING RETAIL (0.1%)
    70,447   Bed Bath & Beyond, Inc.*                                      4,112
                                                                      ----------
             HOTELS, RESORTS & CRUISE LINES (0.4%)
   120,664   Carnival Corp.                                                4,541
    80,823   Marriott International, Inc. "A"                              2,868
    55,335   Starwood Hotels & Resorts Worldwide, Inc.                     3,101
    48,924   Wyndham Worldwide Corp.                                       1,646
                                                                      ----------
                                                                          12,156
                                                                      ----------
             HOUSEHOLD APPLIANCES (0.1%)
    21,294   Whirlpool Corp.                                               1,732
                                                                      ----------
             HOUSEWARES & SPECIALTIES (0.1%)
    44,245   Fortune Brands, Inc.                                          2,822
    80,993   Newell Rubbermaid, Inc.                                       1,278
                                                                      ----------
                                                                           4,100
                                                                      ----------
             INTERNET RETAIL (0.9%)
   100,359   Amazon.com, Inc.*                                            20,522
    56,517   Expedia, Inc.                                                 1,639
    12,170   Netflix, Inc.*                                                3,197
    14,041   Priceline.com, Inc.*                                          7,188
                                                                      ----------
                                                                          32,546
                                                                      ----------
             LEISURE PRODUCTS (0.1%)
    38,267   Hasbro, Inc.                                                  1,681
    96,902   Mattel, Inc.                                                  2,664
                                                                      ----------
                                                                           4,345
                                                                      ----------
             MOTORCYCLE MANUFACTURERS (0.1%)
    65,909   Harley-Davidson, Inc.                                         2,700
                                                                      ----------
             MOVIES & ENTERTAINMENT (1.5%)
   646,532   News Corp. "A"                                               11,444
   301,577   Time Warner, Inc.                                            10,968

================================================================================

12  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   164,980   Viacom, Inc. "B"                                         $    8,414
   532,021   Walt Disney Co.                                              20,770
                                                                      ----------
                                                                          51,596
                                                                      ----------
             PUBLISHING (0.2%)
    66,565   Gannett Co., Inc.                                               953
    86,055   McGraw-Hill Companies, Inc.                                   3,606
     1,546   Washington Post Co. "B"(g)                                      648
                                                                      ----------
                                                                           5,207
                                                                      ----------
             RESTAURANTS (1.3%)
     8,719   Chipotle Mexican Grill, Inc.*                                 2,687
    38,675   Darden Restaurants, Inc.                                      1,925
   291,415   McDonald's Corp.                                             24,572
   211,843   Starbucks Corp.                                               8,366
   131,377   Yum! Brands, Inc.                                             7,257
                                                                      ----------
                                                                          44,807
                                                                      ----------
             SPECIALIZED CONSUMER SERVICES (0.0%)
    86,086   H&R Block, Inc.                                               1,381
                                                                      ----------
             SPECIALTY STORES (0.2%)
   202,790   Staples, Inc.                                                 3,204
    35,350   Tiffany & Co.                                                 2,776
                                                                      ----------
                                                                           5,980
                                                                      ----------
             TIRES & RUBBER (0.0%)
    67,837   Goodyear Tire & Rubber Co.*                                   1,138
                                                                      ----------
             Total Consumer Discretionary                                360,535
                                                                      ----------
             CONSUMER STAPLES (10.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
   191,422   Archer-Daniels-Midland Co.                                    5,771
                                                                      ----------
             BREWERS (0.1%)
    44,363   Molson Coors Brewing Co. "B"                                  1,985
                                                                      ----------
             DISTILLERS & VINTNERS (0.1%)
    29,133   Brown-Forman Corp. "B"                                        2,176
    49,811   Constellation Brands, Inc. "A"*                               1,037
                                                                      ----------
                                                                           3,213
                                                                      ----------
             DRUG RETAIL (0.7%)
   382,362   CVS Caremark Corp.                                           14,369
   257,294   Walgreen Co.                                                 10,925
                                                                      ----------
                                                                          25,294
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             FOOD DISTRIBUTORS (0.1%)
   164,192   Sysco Corp.                                              $    5,119
                                                                      ----------
             FOOD RETAIL (0.3%)
   170,457   Kroger Co.                                                    4,227
    99,541   Safeway, Inc.                                                 2,326
    58,714   SUPERVALU, Inc.(g)                                              553
    42,879   Whole Foods Market, Inc.                                      2,721
                                                                      ----------
                                                                           9,827
                                                                      ----------
             HOUSEHOLD PRODUCTS (2.1%)
    37,354   Clorox Co.                                                    2,519
   137,320   Colgate-Palmolive Co.                                        12,003
   110,248   Kimberly-Clark Corp.                                          7,338
   786,657   Procter & Gamble Co.(f)                                      50,008
                                                                      ----------
                                                                          71,868
                                                                      ----------
             HYPERMARKETS & SUPER CENTERS (1.1%)
   122,279   Costco Wholesale Corp.                                        9,934
   537,307   Wal-Mart Stores, Inc.(f)                                     28,552
                                                                      ----------
                                                                          38,486
                                                                      ----------
             PACKAGED FOODS & MEAT (1.6%)
    52,251   Campbell Soup Co.                                             1,805
   114,857   ConAgra Foods, Inc.                                           2,964
    49,764   Dean Foods Co.*                                                 611
   179,752   General Mills, Inc.                                           6,690
    90,196   H.J. Heinz Co.                                                4,806
    43,360   Hershey Co.                                                   2,465
    38,855   Hormel Foods Corp.                                            1,158
    32,302   J.M. Smucker Co.                                              2,469
    69,712   Kellogg Co.                                                   3,857
   495,690   Kraft Foods, Inc. "A"                                        17,463
    37,216   McCormick & Co., Inc.                                         1,845
    57,322   Mead Johnson Nutrition Co.                                    3,872
   166,014   Sara Lee Corp.                                                3,153
    83,145   Tyson Foods, Inc. "A"                                         1,615
                                                                      ----------
                                                                          54,773
                                                                      ----------
             PERSONAL PRODUCTS (0.2%)
   119,976   Avon Products, Inc.                                           3,359
    32,700   Estee Lauder Companies, Inc. "A"                              3,440
                                                                      ----------
                                                                           6,799
                                                                      ----------
             SOFT DRINKS (2.3%)
   645,194   Coca-Cola Co.                                                43,415
    90,848   Coca-Cola Enterprises, Inc.                                   2,651

================================================================================

14  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    63,564   Dr Pepper Snapple Group, Inc.                            $    2,665
   446,125   PepsiCo, Inc.                                                31,421
                                                                      ----------
                                                                          80,152
                                                                      ----------
             TOBACCO (1.6%)
   589,810   Altria Group, Inc.                                           15,577
    40,684   Lorillard, Inc.                                               4,429
   501,104   Philip Morris International, Inc.                            33,459
    94,707   Reynolds American, Inc.                                       3,509
                                                                      ----------
                                                                          56,974
                                                                      ----------
             Total Consumer Staples                                      360,261
                                                                      ----------
             ENERGY (12.5%)
             --------------
             COAL & CONSUMABLE FUELS (0.3%)
    63,663   Alpha Natural Resources, Inc.*                                2,893
    63,212   CONSOL Energy, Inc.                                           3,065
    75,613   Peabody Energy Corp.                                          4,454
                                                                      ----------
                                                                          10,412
                                                                      ----------
             INTEGRATED OIL & GAS (6.8%)
   566,352   Chevron Corp.                                                58,244
   398,411   ConocoPhillips                                               29,956
 1,387,980   Exxon Mobil Corp.(f)                                        112,954
    85,562   Hess Corp.                                                    6,397
    53,918   Murphy Oil Corp.                                              3,540
   229,185   Occidental Petroleum Corp.                                   23,844
                                                                      ----------
                                                                         234,935
                                                                      ----------
             OIL & GAS DRILLING (0.3%)
    19,558   Diamond Offshore Drilling, Inc.                               1,377
    29,814   Helmerich & Payne, Inc.                                       1,971
    79,896   Nabors Industries Ltd.*                                       1,969
    71,734   Noble Corp.                                                   2,827
    35,323   Rowan Companies, Inc.*                                        1,371
                                                                      ----------
                                                                           9,515
                                                                      ----------
             OIL & GAS EQUIPMENT & SERVICES (2.1%)
   121,823   Baker Hughes, Inc.                                            8,839
    70,209   Cameron International Corp.*                                  3,531
    67,102   FMC Technologies, Inc.*                                       3,006
   258,489   Halliburton Co.                                              13,183
   119,625   National Oilwell Varco, Inc.                                  9,356
   382,666   Schlumberger Ltd.                                            33,062
                                                                      ----------
                                                                          70,977
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             OIL & GAS EXPLORATION & PRODUCTION (2.4%)
   140,395   Anadarko Petroleum Corp.                                 $   10,777
   108,174   Apache Corp.                                                 13,348
    28,875   Cabot Oil & Gas Corp.                                         1,915
   186,825   Chesapeake Energy Corp.                                       5,547
   111,616   Denbury Resources, Inc.*                                      2,232
   119,413   Devon Energy Corp.                                            9,411
    75,240   EOG Resources, Inc.                                           7,866
    41,639   EQT Corp.                                                     2,187
   201,195   Marathon Oil Corp.                                           10,599
    37,571   Newfield Exploration Co.*                                     2,555
    50,284   Noble Energy, Inc.                                            4,507
    33,626   Pioneer Natural Resources Co.                                 3,012
    49,053   QEP Resources, Inc.                                           2,052
    44,729   Range Resources Corp.                                         2,482
    97,136   Southwestern Energy Co.*                                      4,165
                                                                      ----------
                                                                          82,655
                                                                      ----------
             OIL & GAS REFINING & MARKETING (0.2%)
    33,673   Sunoco, Inc.                                                  1,404
    39,453   Tesoro Corp.*                                                   904
   162,492   Valero Energy Corp.                                           4,155
                                                                      ----------
                                                                           6,463
                                                                      ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   215,034   El Paso Corp.                                                 4,344
   185,597   Spectra Energy Corp.                                          5,087
   167,004   Williams Companies, Inc.                                      5,052
                                                                      ----------
                                                                          14,483
                                                                      ----------
             Total Energy                                                429,440
                                                                      ----------
             FINANCIALS (14.9%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
    67,729   Ameriprise Financial, Inc.                                    3,907
   351,991   Bank of New York Mellon Corp., Inc.                           9,018
    26,851   BlackRock, Inc.                                               5,150
    25,899   Federated Investors, Inc. "B"(g)                                618
    40,865   Franklin Resources, Inc.                                      5,365
   129,411   Invesco Ltd.                                                  3,028
    50,762   Janus Capital Group, Inc.                                       479
    42,746   Legg Mason, Inc.                                              1,400
    65,600   Northern Trust Corp.(c)                                       3,015
   143,101   State Street Corp.                                            6,453
    73,681   T. Rowe Price Group, Inc.                                     4,446
                                                                      ----------
                                                                          42,879
                                                                      ----------

================================================================================

16  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             CONSUMER FINANCE (0.8%)
   293,742   American Express Co.                                     $   15,187
   130,213   Capital One Financial Corp.                                   6,728
   152,488   Discover Financial Services                                   4,079
   147,706   SLM Corp.                                                     2,483
                                                                      ----------
                                                                          28,477
                                                                      ----------
             DIVERSIFIED BANKS (1.7%)
    49,547   Comerica, Inc.                                                1,713
   543,414   U.S. Bancorp                                                 13,862
 1,490,694   Wells Fargo & Co.                                            41,829
                                                                      ----------
                                                                          57,404
                                                                      ----------
             INSURANCE BROKERS (0.3%)
    92,727   Aon Corp.                                                     4,757
   155,917   Marsh & McLennan Companies, Inc.                              4,863
                                                                      ----------
                                                                           9,620
                                                                      ----------
             INVESTMENT BANKING & BROKERAGE (1.0%)
   280,549   Charles Schwab Corp.                                          4,615
    73,267   E*TRADE Financial Corp.*                                      1,011
   146,206   Goldman Sachs Group, Inc.                                    19,459
   435,167   Morgan Stanley                                               10,013
                                                                      ----------
                                                                          35,098
                                                                      ----------
             LIFE & HEALTH INSURANCE (1.1%)
   132,183   AFLAC, Inc.                                                   6,170
    88,597   Lincoln National Corp.                                        2,524
   297,993   MetLife, Inc.                                                13,073
    89,594   Principal Financial Group, Inc.                               2,726
   137,868   Prudential Financial, Inc.                                    8,767
    20,966   Torchmark Corp.                                               1,345
    88,976   Unum Group                                                    2,267
                                                                      ----------
                                                                          36,872
                                                                      ----------
             MULTI-LINE INSURANCE (0.4%)
   122,457   American International Group, Inc.*                           3,591
    26,755   Assurant, Inc.                                                  970
   136,558   Genworth Financial, Inc. "A"*                                 1,404
   124,284   Hartford Financial Services Group, Inc.                       3,277
    86,491   Loews Corp.                                                   3,640
                                                                      ----------
                                                                          12,882
                                                                      ----------
             MULTI-SECTOR HOLDINGS (0.1%)
    55,095   Leucadia National Corp.                                       1,879
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (3.2%)
 2,856,123   Bank of America Corp.(f)                                 $   31,303
   823,134   Citigroup, Inc.                                              34,275
 1,119,251   JPMorgan Chase & Co.                                         45,822
                                                                      ----------
                                                                         111,400
                                                                      ----------
             PROPERTY & CASUALTY INSURANCE (2.0%)
    95,265   ACE Ltd.                                                      6,270
   147,520   Allstate Corp.                                                4,504
   487,678   Berkshire Hathaway, Inc. "B"*                                37,741
    82,622   Chubb Corp.                                                   5,173
    46,056   Cincinnati Financial Corp.(g)                                 1,344
   185,589   Progressive Corp.                                             3,968
   118,235   Travelers Companies, Inc.                                     6,903
    85,364   XL Group plc                                                  1,876
                                                                      ----------
                                                                          67,779
                                                                      ----------
             REAL ESTATE SERVICES (0.1%)
    81,271   CB Richard Ellis Group, Inc. "A"*                             2,041
                                                                      ----------
             REGIONAL BANKS (1.0%)
   198,424   BB&T Corp.                                                    5,326
   257,243   Fifth Third Bancorp                                           3,280
    70,098   First Horizon National Corp.(g)                                 669
   242,032   Huntington Bancshares, Inc.                                   1,588
   269,914   KeyCorp                                                       2,248
    35,376   M&T Bank Corp.                                                3,111
   146,653   Marshall & Ilsley Corp.                                       1,169
   147,576   PNC Financial Services Group, Inc.                            8,797
   351,131   Regions Financial Corp.                                       2,177
   151,881   SunTrust Banks, Inc.                                          3,919
    54,122   Zions Bancorp                                                 1,299
                                                                      ----------
                                                                          33,583
                                                                      ----------
             REITs - DIVERSIFIED (0.1%)
    46,716   Vornado Realty Trust                                          4,353
                                                                      ----------
             REITs - INDUSTRIAL (0.1%)
   128,001   Prologis, Inc.                                                4,587
                                                                      ----------
             REITs - OFFICE (0.1%)
    40,918   Boston Properties, Inc.                                       4,344
                                                                      ----------
             REITs - RESIDENTIAL (0.3%)
    32,296   Apartment Investment & Management Co. "A"                       825
    24,697   AvalonBay Communities, Inc.                                   3,171
    82,620   Equity Residential Properties Trust                           4,957
                                                                      ----------
                                                                           8,953
                                                                      ----------

================================================================================

18  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             REITs - RETAIL (0.3%)
   113,250   Kimco Realty Corp.                                       $    2,111
    82,491   Simon Property Group, Inc.                                    9,588
                                                                      ----------
                                                                          11,699
                                                                      ----------
             REITs - SPECIALIZED (0.6%)
   115,414   HCP, Inc.                                                     4,235
    50,705   Health Care REIT, Inc.                                        2,658
   194,567   Host Hotels & Resorts, Inc.                                   3,298
    45,745   Plum Creek Timber Co., Inc.                                   1,854
    39,320   Public Storage                                                4,483
    47,090   Ventas, Inc.                                                  2,482
   149,858   Weyerhaeuser Co.                                              3,276
                                                                      ----------
                                                                          22,286
                                                                      ----------
             SPECIALIZED FINANCE (0.4%)
    18,811   CME Group, Inc.                                               5,485
    20,541   IntercontinentalExchange, Inc.*                               2,562
    56,963   Moody's Corp.                                                 2,185
    43,802   Nasdaq OMX Group, Inc.*                                       1,108
    73,227   NYSE Euronext                                                 2,509
                                                                      ----------
                                                                          13,849
                                                                      ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
   149,503   Hudson City Bancorp, Inc.                                     1,224
   104,770   People's United Financial, Inc.                               1,408
                                                                      ----------
                                                                           2,632
                                                                      ----------
             Total Financials                                            512,617
                                                                      ----------
             HEALTH CARE (11.5%)
             -------------------
             BIOTECHNOLOGY (1.2%)
   262,276   Amgen, Inc.*                                                 15,304
    67,766   Biogen Idec, Inc.*                                            7,246
   130,062   Celgene Corp.*                                                7,845
    22,272   Cephalon, Inc.*                                               1,779
   222,630   Gilead Sciences, Inc.*                                        9,219
                                                                      ----------
                                                                          41,393
                                                                      ----------
             HEALTH CARE DISTRIBUTORS (0.4%)
    77,827   AmerisourceBergen Corp.                                       3,222
    99,076   Cardinal Health, Inc.                                         4,500
    70,746   McKesson Corp.                                                5,918
    27,057   Patterson Companies, Inc.                                       890
                                                                      ----------
                                                                          14,530
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT (1.9%)
   160,864   Baxter International, Inc.                               $    9,602
    61,652   Becton, Dickinson & Co.                                       5,313
   438,789   Boston Scientific Corp.*                                      3,032
    23,838   C.R. Bard, Inc.                                               2,619
    62,292   Carefusion Corp.*                                             1,692
   139,936   Covidien plc                                                  7,449
    32,254   Edwards Lifesciences Corp.*                                   2,812
    10,992   Intuitive Surgical, Inc.*                                     4,090
   301,479   Medtronic, Inc.                                              11,616
    91,927   St. Jude Medical, Inc.                                        4,383
    93,934   Stryker Corp.                                                 5,513
    33,314   Varian Medical Systems, Inc.*                                 2,333
    53,693   Zimmer Holdings, Inc.*                                        3,393
                                                                      ----------
                                                                          63,847
                                                                      ----------
             HEALTH CARE FACILITIES (0.0%)
   135,315   Tenet Healthcare Corp.*                                         844
                                                                      ----------
             HEALTH CARE SERVICES (0.6%)
    27,326   DaVita, Inc.*                                                 2,367
   149,559   Express Scripts, Inc.*                                        8,073
    28,611   Laboratory Corp. of America Holdings*                         2,769
   111,824   Medco Health Solutions, Inc.*                                 6,321
    43,609   Quest Diagnostics, Inc.                                       2,577
                                                                      ----------
                                                                          22,107
                                                                      ----------
             HEALTH CARE SUPPLIES (0.1%)
    39,795   DENTSPLY International, Inc.                                  1,516
                                                                      ----------
             HEALTH CARE TECHNOLOGY (0.1%)
    41,668   Cerner Corp.*                                                 2,546
                                                                      ----------
             LIFE SCIENCES TOOLS & SERVICES (0.5%)
    99,150   Agilent Technologies, Inc.*                                   5,068
    50,196   Life Technologies Corp.*                                      2,614
    32,925   PerkinElmer, Inc.                                               886
   108,529   Thermo Fisher Scientific, Inc.*                               6,988
    25,554   Waters Corp.*                                                 2,446
                                                                      ----------
                                                                          18,002
                                                                      ----------
             MANAGED HEALTH CARE (1.1%)
   107,573   Aetna, Inc.                                                   4,743
    75,945   CIGNA Corp.                                                   3,906
    41,355   Coventry Health Care, Inc.*                                   1,508
    47,149   Humana, Inc.                                                  3,797

================================================================================

20  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   305,566   UnitedHealth Group, Inc.                                 $   15,761
   103,668   WellPoint, Inc.                                               8,166
                                                                      ----------
                                                                          37,881
                                                                      ----------
             PHARMACEUTICALS (5.6%)
   437,825   Abbott Laboratories                                          23,038
    85,862   Allergan, Inc.                                                7,148
   481,318   Bristol-Myers Squibb Co.                                     13,939
   286,733   Eli Lilly and Co.                                            10,761
    80,483   Forest Laboratories, Inc.*                                    3,166
    46,838   Hospira, Inc.*                                                2,654
   772,051   Johnson & Johnson                                            51,357
   869,803   Merck & Co., Inc.                                            30,695
   122,235   Mylan, Inc.*                                                  3,016
 2,226,911   Pfizer, Inc.(f)                                              45,875
    35,928   Watson Pharmaceuticals, Inc.*                                 2,469
                                                                      ----------
                                                                         194,118
                                                                      ----------
             Total Health Care                                           396,784
                                                                      ----------
             INDUSTRIALS (11.1%)
             ------------------
             AEROSPACE & DEFENSE (2.8%)
   207,993   Boeing Co.                                                   15,377
   105,328   General Dynamics Corp.                                        7,849
    35,088   Goodrich Corp.                                                3,351
   221,608   Honeywell International, Inc.                                13,206
    51,520   ITT Corp.                                                     3,036
    30,033   L-3 Communications Holdings, Inc.                             2,626
    79,881   Lockheed Martin Corp.                                         6,468
    81,996   Northrop Grumman Corp.                                        5,686
    40,635   Precision Castparts Corp.                                     6,691
   100,194   Raytheon Co.                                                  4,995
    43,889   Rockwell Collins, Inc.                                        2,707
    76,652   Textron, Inc.                                                 1,810
   257,800   United Technologies Corp.                                    22,818
                                                                      ----------
                                                                          96,620
                                                                      ----------
             AIR FREIGHT & LOGISTICS (1.0%)
    46,602   C.H. Robinson Worldwide, Inc.                                 3,674
    59,478   Expeditors International of Washington, Inc.                  3,045
    89,402   FedEx Corp.                                                   8,480
   277,541   United Parcel Service, Inc."B"                               20,241
                                                                      ----------
                                                                          35,440
                                                                      ----------
             AIRLINES (0.1%)
   222,655   Southwest Airlines Co.                                        2,543
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             BUILDING PRODUCTS (0.0%)
   100,140   Masco Corp.                                              $    1,205
                                                                      ----------
             COMMERCIAL PRINTING (0.0%)
    52,444   R.R. Donnelley & Sons Co.                                     1,028
                                                                      ----------
             CONSTRUCTION & ENGINEERING (0.2%)
    50,081   Fluor Corp.                                                   3,238
    35,333   Jacobs Engineering Group, Inc.*                               1,528
    60,343   Quanta Services, Inc.*                                        1,219
                                                                      ----------
                                                                           5,985
                                                                      ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.2%)
   181,767   Caterpillar, Inc.                                            19,351
    55,385   Cummins, Inc.                                                 5,732
   117,654   Deere & Co.                                                   9,700
    30,130   Joy Global, Inc.                                              2,870
   102,325   PACCAR, Inc.                                                  5,228
                                                                      ----------
                                                                          42,881
                                                                      ----------
             DIVERSIFIED SUPPORT SERVICES (0.1%)
    35,719   Cintas Corp.                                                  1,180
    55,864   Iron Mountain, Inc.                                           1,904
                                                                      ----------
                                                                           3,084
                                                                      ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
   211,242   Emerson Electric Co.                                         11,882
    41,031   Rockwell Automation, Inc.                                     3,560
    26,594   Roper Industries, Inc.                                        2,215
                                                                      ----------
                                                                          17,657
                                                                      ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    86,126   Republic Services, Inc.                                       2,657
    23,963   Stericycle, Inc.*                                             2,135
   133,636   Waste Management, Inc.                                        4,981
                                                                      ----------
                                                                           9,773
                                                                      ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    41,145   Robert Half International, Inc.                               1,112
                                                                      ----------
             INDUSTRIAL CONGLOMERATES (2.4%)
   199,575   3M Co.                                                       18,930
 2,988,788   General Electric Co.                                         56,368
   131,637   Tyco International Ltd.                                       6,507
                                                                      ----------
                                                                          81,805
                                                                      ----------

================================================================================

22  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INDUSTRIAL MACHINERY (1.2%)
   153,583   Danaher Corp.                                            $    8,138
    52,360   Dover Corp.                                                   3,550
    97,407   Eaton Corp.                                                   5,012
    15,606   Flowserve Corp.                                               1,715
   141,091   Illinois Tool Works, Inc.                                     7,970
    94,319   Ingersoll-Rand plc                                            4,283
    32,224   Pall Corp.                                                    1,812
    46,353   Parker-Hannifin Corp.                                         4,160
    16,348   Snap-On, Inc.                                                 1,022
    48,028   Stanley Black & Decker, Inc.                                  3,460
                                                                      ----------
                                                                          41,122
                                                                      ----------
             OFFICE SERVICES & SUPPLIES (0.1%)
    30,269   Avery Dennison Corp.                                          1,169
    57,611   Pitney Bowes, Inc.                                            1,325
                                                                      ----------
                                                                           2,494
                                                                      ----------
             RAILROADS (0.9%)
   310,424   CSX Corp.                                                     8,139
    99,566   Norfolk Southern Corp.                                        7,460
   138,310   Union Pacific Corp.                                          14,440
                                                                      ----------
                                                                          30,039
                                                                      ----------
             RESEARCH & CONSULTING SERVICES (0.1%)
    14,135   Dun & Bradstreet Corp.                                        1,068
    34,647   Equifax, Inc.                                                 1,203
                                                                      ----------
                                                                           2,271
                                                                      ----------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
    82,734   Fastenal Co.(g)                                               2,978
    16,351   W.W. Grainger, Inc.                                           2,512
                                                                      ----------
                                                                           5,490
                                                                      ----------
             TRUCKING (0.0%)
    14,485   Ryder System, Inc.                                              823
                                                                      ----------
             Total Industrials                                           381,372
                                                                      ----------
             INFORMATION TECHNOLOGY (17.5%)
             -----------------------------
             APPLICATION SOFTWARE (0.6%)
   142,373   Adobe Systems, Inc.*                                          4,478
    66,384   Autodesk, Inc.*                                               2,562
    52,536   Citrix Systems, Inc.*                                         4,203
    60,695   Compuware Corp.*                                                592
    76,314   Intuit, Inc.*                                                 3,958
    34,051   salesforce.com, Inc.*                                         5,073
                                                                      ----------
                                                                          20,866
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT (1.9%)
 1,547,358   Cisco Systems, Inc.                                      $   24,154
    22,692   F5 Networks, Inc.*                                            2,502
    36,164   Harris Corp.                                                  1,630
    61,793   JDS Uniphase Corp.*                                           1,030
   151,559   Juniper Networks, Inc.*                                       4,774
    82,219   Motorola Mobility Holdings, Inc.*                             1,812
    96,181   Motorola Solutions, Inc.*                                     4,428
   470,566   QUALCOMM, Inc.                                               26,723
   102,613   Tellabs, Inc.                                                   473
                                                                      ----------
                                                                          67,526
                                                                      ----------
             COMPUTER HARDWARE (3.4%)
   260,537   Apple, Inc.(f)*                                              87,454
   462,804   Dell, Inc.*                                                   7,715
   584,246   Hewlett-Packard Co.                                          21,267
                                                                      ----------
                                                                         116,436
                                                                      ----------
             COMPUTER STORAGE & PERIPHERALS (0.8%)
   579,744   EMC Corp.*                                                   15,972
    21,825   Lexmark International, Inc."A"*                                 639
   104,523   NetApp, Inc.*                                                 5,517
    68,039   SanDisk Corp.*                                                2,824
    64,310   Western Digital Corp.*                                        2,339
                                                                      ----------
                                                                          27,291
                                                                      ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
   140,524   Automatic Data Processing, Inc.                               7,403
    43,352   Computer Sciences Corp.                                       1,645
    77,540   Fidelity National Information Services, Inc.                  2,387
    40,153   Fiserv, Inc.*                                                 2,515
    26,574   MasterCard, Inc."A"                                           8,008
    90,421   Paychex, Inc.                                                 2,778
    45,464   Total System Services, Inc.                                     845
   135,022   Visa, Inc."A"                                                11,377
   178,786   Western Union Co.                                             3,581
                                                                      ----------
                                                                          40,539
                                                                      ----------
             ELECTRONIC COMPONENTS (0.3%)
    48,906   Amphenol Corp."A"                                             2,640
   443,633   Corning, Inc.                                                 8,052
                                                                      ----------
                                                                          10,692
                                                                      ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    44,374   FLIR Systems, Inc.                                            1,496
                                                                      ----------

================================================================================

24  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    54,552   Jabil Circuit, Inc.                                      $    1,102
    38,720   Molex, Inc.                                                     998
                                                                      ----------
                                                                           2,100
                                                                      ----------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
    92,603   Electronic Arts, Inc.*                                        2,185
                                                                      ----------
             INTERNET SOFTWARE & SERVICES (1.6%)
    51,882   Akamai Technologies, Inc.*                                    1,633
   321,662   eBay, Inc.*                                                  10,380
    70,837   Google, Inc."A"*                                             35,870
    36,052   Monster Worldwide, Inc.*                                        528
    48,404   VeriSign, Inc.                                                1,620
   365,485   Yahoo!, Inc.*                                                 5,497
                                                                      ----------
                                                                          55,528
                                                                      ----------
             IT CONSULTING & OTHER SERVICES (2.0%)
    85,032   Cognizant Technology Solutions Corp."A"*                      6,236
   341,109   International Business Machines Corp.                        58,517
    75,897   SAIC, Inc.*                                                   1,277
    48,606   Teradata Corp.*                                               2,926
                                                                      ----------
                                                                          68,956
                                                                      ----------
             OFFICE ELECTRONICS (0.1%)
   399,133   Xerox Corp.                                                   4,155
                                                                      ----------
             SEMICONDUCTOR EQUIPMENT (0.3%)
   375,027   Applied Materials, Inc.                                       4,879
    46,886   KLA-Tencor Corp.                                              1,898
    63,303   MEMC Electronic Materials, Inc.*                                540
    25,223   Novellus Systems, Inc.*                                         912
    50,545   Teradyne, Inc.*                                                 748
                                                                      ----------
                                                                           8,977
                                                                      ----------
             SEMICONDUCTORS (2.1%)
   159,867   Advanced Micro Devices, Inc.*                                 1,117
    91,378   Altera Corp.                                                  4,235
    83,835   Analog Devices, Inc.                                          3,281
   134,733   Broadcom Corp."A"*                                            4,532
    15,120   First Solar, Inc.(g)*                                         2,000
 1,494,111   Intel Corp.                                                  33,110
    63,561   Linear Technology Corp.                                       2,099
   171,870   LSI Corp.*                                                    1,224
    52,657   Microchip Technology, Inc.                                    1,996
   239,776   Micron Technology, Inc.*                                      1,794
    67,399   National Semiconductor Corp.                                  1,659

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
   169,920   NVIDIA Corp.*                                            $    2,708
   329,265   Texas Instruments, Inc.                                      10,810
    75,819   Xilinx, Inc.                                                  2,765
                                                                      ----------
                                                                          73,330
                                                                      ----------
             SYSTEMS SOFTWARE (3.0%)
    49,803   BMC Software, Inc.*                                           2,724
   107,615   CA, Inc.                                                      2,458
 2,090,676   Microsoft Corp.(f)                                           54,357
 1,098,013   Oracle Corp.                                                 36,136
    55,634   Red Hat, Inc.*                                                2,554
   211,942   Symantec Corp.*                                               4,179
                                                                         102,408
                                                                      ----------
             Total Information Technology                                602,485
                                                                      ----------
             MATERIALS (3.6%)
             ---------------
             ALUMINUM (0.1%)
   297,886   Alcoa, Inc.(g)                                                4,725
                                                                      ----------
             CONSTRUCTION MATERIALS (0.0%)
    36,032   Vulcan Materials Co.(g)                                       1,388
                                                                      ----------
             DIVERSIFIED CHEMICALS (1.0%)
   332,599   Dow Chemical Co.                                             11,974
   261,928   E.I. du Pont de Nemours & Co.                                14,157
    20,177   Eastman Chemical Co.                                          2,060
    20,267   FMC Corp.                                                     1,743
    44,623   PPG Industries, Inc.                                          4,051
                                                                      ----------
                                                                          33,985
                                                                      ----------
             DIVERSIFIED METALS & MINING (0.4%)
   267,026   Freeport-McMoRan Copper & Gold, Inc.                         14,125
    25,038   Titanium Metals Corp.                                           459
                                                                      ----------
                                                                          14,584
                                                                      ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
    19,899   CF Industries Holdings, Inc.                                  2,819
   150,302   Monsanto Co.                                                 10,903
                                                                      ----------
                                                                          13,722
                                                                      ----------
             GOLD (0.2%)
   138,128   Newmont Mining Corp.                                          7,455
                                                                      ----------
             INDUSTRIAL GASES (0.5%)
    60,151   Air Products & Chemicals, Inc.                                5,749
    19,350   Airgas, Inc.                                                  1,355
    85,751   Praxair, Inc.                                                 9,295
                                                                      ----------
                                                                          16,399
                                                                      ----------

================================================================================

26  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             METAL & GLASS CONTAINERS (0.1%)
    48,947   Ball Corp.                                               $    1,882
    45,905   Owens-Illinois, Inc.*                                         1,185
                                                                      ----------
                                                                           3,067
                                                                      ----------
             PAPER PACKAGING (0.1%)
    30,470   Bemis Co., Inc.                                               1,030
    44,734   Sealed Air Corp.                                              1,064
                                                                      ----------
                                                                           2,094
                                                                      ----------
             PAPER PRODUCTS (0.2%)
   122,457   International Paper Co.                                       3,652
    46,988   MeadWestvaco Corp.                                            1,565
                                                                      ----------
                                                                           5,217
                                                                      ----------
             SPECIALTY CHEMICALS (0.3%)
    65,168   Ecolab, Inc.                                                  3,674
    22,517   International Flavors & Fragrances, Inc.                      1,447
    25,181   Sherwin-Williams Co.                                          2,112
    34,020   Sigma-Aldrich Corp.                                           2,496
                                                                      ----------
                                                                           9,729
                                                                      ----------
             STEEL (0.3%)
    30,410   AK Steel Holding Corp.                                          479
    30,483   Allegheny Technologies, Inc.                                  1,935
    40,577   Cliffs Natural Resources, Inc.                                3,751
    88,710   Nucor Corp.                                                   3,657
    40,211   United States Steel Corp.                                     1,851
                                                                      ----------
                                                                          11,673
                                                                      ----------
             Total Materials                                             124,038
                                                                      ----------
             TELECOMMUNICATION SERVICES (3.0%)
             --------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.7%)
 1,667,957   AT&T, Inc.(f)                                                52,390
   169,251   CenturyLink, Inc.                                             6,843
   278,124   Frontier Communications Corp.                                 2,244
   796,743   Verizon Communications, Inc.                                 29,663
   147,897   Windstream Corp.                                              1,917
                                                                      ----------
                                                                          93,057
                                                                      ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   112,129   American Tower Corp."A"*                                      5,868
    73,020   MetroPCS Communications, Inc.*                                1,257
   853,506   Sprint Nextel Corp.*                                          4,600
                                                                      ----------
                                                                          11,725
                                                                      ----------
             Total Telecommunication Services                            104,782
                                                                      ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             UTILITIES (3.3%)
             ---------------
             ELECTRIC UTILITIES (1.6%)
   134,834   American Electric Power Co., Inc.                        $    5,081
    91,551   Edison International                                          3,548
    50,870   Entergy Corp.                                                 3,473
   188,008   Exelon Corp.                                                  8,054
   117,083   FirstEnergy Corp.                                             5,169
   119,569   NextEra Energy, Inc.                                          6,870
    49,292   Northeast Utilities                                           1,734
    62,428   Pepco Holdings, Inc.                                          1,226
    30,483   Pinnacle West Capital Corp.                                   1,359
   163,724   PPL Corp.                                                     4,557
    82,380   Progress Energy, Inc.                                         3,955
   239,559   Southern Co.                                                  9,673
                                                                      ----------
                                                                          54,699
                                                                      ----------
             GAS UTILITIES (0.1%)
    12,583   Nicor, Inc.                                                     689
    29,860   ONEOK, Inc.                                                   2,210
                                                                      ----------
                                                                           2,899
                                                                      ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   184,191   AES Corp.*                                                    2,347
    56,016   Constellation Energy Group, Inc.                              2,126
    68,925   NRG Energy, Inc.*                                             1,694
                                                                      ----------
                                                                           6,167
                                                                      ----------
             MULTI-UTILITIES (1.4%)
    67,133   Ameren Corp.                                                  1,936
   118,056   CenterPoint Energy, Inc.                                      2,284
    73,480   CMS Energy Corp.                                              1,447
    83,563   Consolidated Edison, Inc.                                     4,449
   162,845   Dominion Resources, Inc.                                      7,860
    47,489   DTE Energy Co.                                                2,375
   376,866   Duke Energy Corp.                                             7,096
    21,663   Integrys Energy Group, Inc.                                   1,123
    77,225   NiSource, Inc.                                                1,564
   111,227   PG&E Corp.                                                    4,675
   141,848   Public Service Enterprise Group, Inc.                         4,630
    31,916   SCANA Corp.                                                   1,256
    67,232   Sempra Energy                                                 3,555
    60,174   TECO Energy, Inc.                                             1,137
    65,761   Wisconsin Energy Corp.                                        2,062

================================================================================

28  | USAA S&P 500 INDEX FUND

================================================================================

--------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                      MARKET
$(000)/                                                                                      VALUE
SHARES       SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
   136,116   Xcel Energy, Inc.                                                          $    3,308
                                                                                        ----------
                                                                                            50,757
                                                                                        ----------
             Total Utilities                                                               114,522
                                                                                        ----------
             Total Common Stocks (cost: $2,783,391)                                      3,386,836
                                                                                        ----------
             MONEY MARKET INSTRUMENTS (1.6%)

             MONEY MARKET FUND (1.3%)
43,277,334   Northern Institutional Funds - Diversified Assets Portfolio, 0.02%(a),(d)      43,277
                                                                                        ----------
             U.S. TREASURY BILLS (0.3%)
    $9,910   0.03%, 11/17/2011(b),(e)                                                        9,908
                                                                                        ----------
             Total Money Market Instruments (cost: $53,186)                                 53,185
                                                                                        ----------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (0.5%)

             MONEY MARKET FUNDS (0.5%)
   513,680   AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.09%(a)                   514
    40,808   BlackRock Liquidity Funds TempFund, 0.09%(a)                                       41
15,911,436   Fidelity Institutional Money Market Portfolio, 0.13%(a)                        15,911
                                                                                        ----------
             Total Money Market Funds                                                       16,466
                                                                                        ----------

             REPURCHASE AGREEMENTS (0.0%)
    $1,464   Credit Suisse Securities LLC, 0.03%, acquired on 6/30/2011 and due
               7/01/2011 at $1,464 (collateralized by $1,490 of Federal Home Loan
               Bank(h), 0.50%, due 11/16/2012; market value $1,493)                          1,464
       132   Deutsche Bank Securities, Inc., 0.01%, acquired on 6/30/2011 and due 7/01/2011 at $132 (collateralized by $135 of Federal Home
               Loan Bank(h), 2.00%, due 12/09/2014; market value $136)                         132
                                                                                        ----------
             Total Repurchase Agreements                                                     1,596
                                                                                        ----------
             Total Short-Term Investments Purchased With Cash Collateral
               From Securities Loaned (cost: $18,062)                                       18,062
                                                                                        ----------

             TOTAL INVESTMENTS (COST: $2,854,639)                                       $3,458,083
                                                                                        ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                                VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                          QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                      IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
                                   FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                              $3,386,836             $     -             $-   $3,386,836
Money Market Instruments:
  Money Market Fund                              43,277                   -              -       43,277
  U.S. Treasury Bills                                 -               9,908              -        9,908
Short-Term Investments Purchased
  With Cash Collateral From
  Securities Loaned:
  Money Market Fund                              16,466                   -              -       16,466
  Repurchase Agreements                               -               1,596              -        1,596
Other financial instruments*                      1,355                   -              -        1,355
-------------------------------------------------------------------------------------------------------
Total                                        $3,447,934             $11,504             $-   $3,459,438
-------------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the notes to portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

For the period of January 1, 2011, through June 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

30  | USAA S&P 500 INDEX FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  REIT -- Real estate investment trust

o SPECIFIC NOTES

  (a) Rate represents the money market fund annualized seven-day yield at June 30, 2011.

  (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

  (c) Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
      (NTI), which is the subadviser of the Fund.

  (d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

  (e) Security with a value of $9,908,000 is segregated as collateral for initial margin requirements on open futures contracts.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

  (f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2011, as shown in the following table:

                                                                          VALUE AT       UNREALIZED
TYPE OF FUTURE                EXPIRATION        CONTRACTS   POSITION    JUNE 30, 2011   APPRECIATION
-----------------------------------------------------------------------------------------------------
S&P 500 Index Futures     September 15, 2011       176        Long       $57,882,000     $1,355,000

  (g) The security or a portion thereof was out on loan as of June 30, 2011.

  (h) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

    * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

32  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities
      on loan of $17,495) (cost of $2,854,639)                                     $3,458,083
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                                  92
         Nonaffiliated transactions                                                     2,134
      USAA Investment Management Company (Note 7D)                                        403
      Dividends and interest                                                            4,307
      Securities sold                                                                     423
      Other                                                                                34
   Variation margin on futures contracts                                                  493
                                                                                   ----------
            Total assets                                                            3,465,969
                                                                                   ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                 18,062
      Capital shares redeemed:
         Affiliated transactions (Note 8)                                                   5
         Nonaffiliated transactions                                                     1,771
   Accrued management fees                                                                275
   Accrued transfer agent's fees                                                          100
   Other accrued expenses and payables                                                     63
                                                                                   ----------
            Total liabilities                                                          20,276
                                                                                   ----------
               Net assets applicable to capital shares outstanding                 $3,445,693
                                                                                   ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $2,917,978
   Accumulated undistributed net investment income                                      1,142
   Accumulated net realized loss on investments and futures transactions              (78,226)
   Net unrealized appreciation of investments and futures contracts                   604,799
                                                                                   ----------
               Net assets applicable to capital shares outstanding                 $3,445,693
                                                                                   ==========
   Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $2,103,307/106,413 shares outstanding)          $    19.77
                                                                                   ==========
      Reward Shares (net assets of $1,342,386/67,905 shares outstanding)           $    19.77
                                                                                   ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                            $ 39,364
   Interest                                                                   16
   Other (Note 7B)                                                             3
   Securities lending (net)                                                  128
                                                                        --------
         Total income                                                     39,511
                                                                        --------
EXPENSES
   Management fees                                                         1,668
   Administration and servicing fees:
      Member Shares                                                          621
      Reward Shares                                                          380
   Transfer agent's fees:
      Member Shares                                                        1,485
      Reward Shares                                                          395
   Custody and accounting fees:
      Member Shares                                                            7
      Reward Shares                                                            3
   Postage:
      Member Shares                                                           95
      Reward Shares                                                            3
   Shareholder reporting fees:
      Member Shares                                                           41
      Reward Shares                                                            1
   Trustees' fees                                                              7
   Registration fees:
      Member Shares                                                           29
      Reward Shares                                                           26
   Professional fees                                                         106
   Other                                                                      43
                                                                        --------
         Total expenses                                                    4,910
   Expenses reimbursed:
      Member Shares                                                         (809)
      Reward Shares                                                         (793)
                                                                        --------
         Net expenses                                                      3,308
                                                                        --------
NET INVESTMENT INCOME                                                     36,203
                                                                        --------
NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS, AND FUTURES CONTRACTS
   Net realized gain on:
        Investments                                                        4,270
        Futures transactions                                               5,021
   Change in net unrealized appreciation/depreciation of:
        Investments                                                      144,324
        Futures contracts                                                    295
                                                                        --------
             Net realized and unrealized gain                            153,910
                                                                        --------
   Increase in net assets resulting from operations                     $190,113
                                                                        ========

See accompanying notes to financial statements.

================================================================================

34  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2011 (unaudited), and year ended
December 31, 2010

--------------------------------------------------------------------------------

                                                                     6/30/2011        12/31/2010
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                            $   36,203        $   51,527
   Net realized gain on investments                                      4,270            25,026
   Net realized gain on futures transactions                             5,021             1,167
   Change in net unrealized appreciation/depreciation of:
      Investments                                                      144,324           328,638
      Futures contracts                                                    295               911
                                                                    ----------------------------
      Increase in net assets resulting from operations                 190,113           407,269
                                                                    ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Member Shares                                                    (21,289)          (32,158)
      Reward Shares                                                    (14,100)          (19,114)
                                                                    ----------------------------
         Total distributions of net investment income                  (35,389)          (51,272)
                                                                    ----------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Member Shares                                                       (16,423)          (40,366)
   Reward Shares                                                       126,015           140,059
                                                                    ----------------------------
         Total net increase in net assets from capital
            share transactions                                         109,592            99,693
                                                                    ----------------------------
   Capital contribution from USAA Transfer Agency Company:
      Reward Shares                                                          -                 7
                                                                    ----------------------------
   Net increase in net assets                                          264,316           455,697

NET ASSETS
   Beginning of period                                               3,181,377         2,725,680
                                                                    ----------------------------
   End of period                                                    $3,445,693        $3,181,377
                                                                    ============================
Accumulated undistributed net investment income:
   End of period                                                    $    1,142        $      328
                                                                    ============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, Inc. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Reward Shares are offered for sale to qualified public shareholders and to the USAA Target Retirement Funds (Target Funds), which are managed by the Manager.

================================================================================

36  | USAA S&P 500 INDEX FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

       affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, and U.S. Treasury bills valued based on methods discussed in Note 1A2.

================================================================================

38  | USAA S&P 500 INDEX FUND

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2011*
    (IN THOUSANDS)

                                          ASSET DERIVATIVES             LIABILITY DERIVATIVES
------------------------------------------------------------------------------------------------
                                    STATEMENT OF                     STATEMENT OF
                                    ASSETS AND                       ASSETS AND
DERIVATIVES NOT ACCOUNTED           LIABILITIES                      LIABILITIES
FOR AS HEDGING INSTRUMENTS          LOCATION           FAIR VALUE    LOCATION         FAIR VALUE
------------------------------------------------------------------------------------------------
Equity contracts                    Net unrealized      $1,355**            -             $-
                                    appreciation of
                                    investments
                                    and futures
                                    contracts
------------------------------------------------------------------------------------------------

     *For open derivative instruments as of June 30, 2011, see the notes to portfolio of investments, which is also indicative of activity for the period ended June 30, 2011.

    **Includes cumulative appreciation (depreciation) of futures as reported in the notes to portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2011
    (IN THOUSANDS)

                                                                                CHANGE IN
                                                                                UNREALIZED
DERIVATIVES NOT                                            REALIZED             APPRECIATION
ACCOUNTED FOR AS            STATEMENT OF                   GAIN (LOSS)          (DEPRECIATION)
HEDGING INSTRUMENTS         OPERATIONS LOCATION            ON DERIVATIVES       ON DERIVATIVES
----------------------------------------------------------------------------------------------
Equity contracts            Net realized gain (loss)          $5,021                 $295
                            on futures transactions/
                            Change in net unrealized
                            appreciation/depreciation
                            of futures contracts
----------------------------------------------------------------------------------------------

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The

================================================================================

40  | USAA S&P 500 INDEX FUND

================================================================================

    collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

F. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2011, these bank credits reduced the expenses of the Member Shares and Reward Shares by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2011, the Fund paid CAPCO facility fees of $4,000, which represents 6.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2011, in accordance with applicable tax law.

================================================================================

42  | USAA S&P 500 INDEX FUND

================================================================================

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2010, the Fund had capital loss carryovers of $77,305,000, for federal income tax purposes which, if not offset by subsequent capital gains, will expire between 2011 and 2017, as shown in the following table. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

       CAPITAL LOSS CARRYOVERS
--------------------------------------
EXPIRES                      BALANCE
--------                   -----------
 2011                      $   344,000
 2012                        1,474,000
 2013                       17,856,000
 2014                       10,601,000
 2016                       41,901,000
 2017                        5,129,000
                           -----------
                 Total     $77,305,000
                           ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended June 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended December 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2011, were $147,089,000 and $38,063,000, respectively.

As of June 30, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2011, were $1,035,986,000 and $432,542,000, respectively, resulting in net unrealized appreciation of $603,444,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, ClearLend Securities (ClearLend), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and ClearLend retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. ClearLend receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending

================================================================================

44  | USAA S&P 500 INDEX FUND

================================================================================

transactions. For the six-month period ended June 30, 2011, the Fund received securities-lending income of $128,000, which is net of the 20% income retained by ClearLend. As of June 30, 2011, the Fund loaned securities having a fair market value of approximately $17,495,000 and received cash collateral of $18,062,000 for the loans. Of this amount, $18,062,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and less than $500 remained in cash.

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions were as follows, in thousands:

                                        SIX-MONTH
                                      PERIOD ENDED             YEAR ENDED
                                        6/30/2011              12/31/2010
------------------------------------------------------------------------------
                                 SHARES        AMOUNT     SHARES        AMOUNT
                                ----------------------------------------------
MEMBER SHARES:
Shares sold                      10,047     $ 197,252     19,680     $ 339,338
Shares issued from reinvested
 dividends                        1,055        20,687      1,779        30,978
Shares redeemed                 (11,920)     (234,362)   (23,842)     (410,682)
                                ----------------------------------------------
Net decrease from capital
 share transactions                (818)    $ (16,423)    (2,383)    $ (40,366)
                                ==============================================

REWARD SHARES:
Shares sold                      11,464     $ 225,353     19,431     $ 335,972
Shares issued from reinvested
 dividends                          693        13,586      1,054        18,350
Shares redeemed                  (5,736)     (112,924)   (12,497)     (214,263)
                                ----------------------------------------------
Net increase from capital
 share transactions               6,421     $ 126,015      7,988     $ 140,059
                                ==============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2011, the Fund incurred management fees, paid or payable to the Manager, of $1,668,000.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the six-month period ended June 30, 2011, the Manager incurred subadvisory fees, paid or payable to NTI, of $231,000.

    NTI has agreed to remit to the Fund all subadvisory fees earned on Fund assets invested in any of NTI's affiliated money market funds. For the six-month period ended June 30, 2011, NTI remitted $3,000 to the Fund for the investments in the Northern Institutional Funds Money Market Portfolios.

    NTI is a direct subsidiary of The Northern Trust Company, the Fund's custodian and accounting agent.

================================================================================

46  | USAA S&P 500 INDEX FUND

================================================================================

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2011, the Member Shares and Reward Shares incurred administration and servicing fees, paid or payable to the Manager, of $621,000 and $380,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2011, the Fund reimbursed the Manager $49,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2012 to limit the annual expenses of the Member Shares and the Reward Shares to 0.25% and 0.15%, respectively, of their annual average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through May 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. Prior to May 1, 2011, the expense limitation for the Reward Shares was 0.09% of annual average net assets. For the six-month period ended June 30, 2011, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $809,000 and $793,000, respectively, of which $403,000 in total was receivable from the Manager.

    In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the six-month period ended June 30, 2011, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $13,000 and $8,000, respectively.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2011, the Fund incurred transfer agent's fees, paid or payable to SAS for the Member Shares and Reward Shares, of $1,485,000 and $395,000, respectively.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

G. ACCOUNT MAINTENANCE FEE -- SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(8) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of June 30, 2011, the Fund recorded a receivable for capital shares sold of $92,000 and a payable for capital shares redeemed of $5,000 for the Target Funds' purchases and redemptions of the Fund's Reward Shares. As of

================================================================================

48  | USAA S&P 500 INDEX FUND

================================================================================

June 30, 2011, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                       0.2%
USAA Target Retirement 2020 Fund                                         0.5
USAA Target Retirement 2030 Fund                                         1.2
USAA Target Retirement 2040 Fund                                         1.5
USAA Target Retirement 2050 Fund                                         0.7

(9)  NEW ACCOUNTING PRONOUNCEMENTS

     FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(10) FINANCIAL HIGHLIGHTS -- MEMBER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                                JUNE 30,                         YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------
                                   2011            2010           2009           2008           2007             2006
                             ----------------------------------------------------------------------------------------
Net asset value at
 beginning of period         $    18.86      $    16.71     $    13.51     $    21.98     $    21.24       $    18.70
                             ----------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income              .21             .30            .30            .39            .39              .35
 Net realized and
  unrealized gain (loss)            .90            2.15           3.20          (8.47)           .74             2.53
                             ----------------------------------------------------------------------------------------
Total from investment
 operations                        1.11            2.45           3.50          (8.08)          1.13             2.88
                             ----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income             (.20)           (.30)          (.30)          (.39)          (.39)            (.34)
                             ----------------------------------------------------------------------------------------
Net asset value at
 end of period               $    19.77      $    18.86     $    16.71     $    13.51     $    21.98       $    21.24
                             ========================================================================================
Total return (%)*                  5.90           14.81          26.28         (37.13)          5.32(a)         15.54
Net assets at
 end of period (000)         $2,103,307      $2,021,901     $1,831,645     $1,446,160     $2,315,340       $2,248,677
Ratios to average
 net assets:**
 Expenses (%)(b),(c)                .25(d)          .25            .25            .23            .19(a)           .19
 Expenses, excluding
  reimbursements (%)(c)             .33(d)          .36            .40            .37            .33              .34
 Net investment
  income (%)                       2.11(d)         1.75           2.11           2.12           1.76             1.73
Portfolio turnover (%)                1               4              5              3              5                4

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period; does not reflect $10 annual account maintenance fee. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2011, average net assets were
    $2,100,292,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Member Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Member Shares' total return or ratio of expenses to average net assets.
(b) Effective May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.25% of their annual average net assets. Prior to May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.19% of their annual average net assets from October 1, 2004, through April 30, 2008.
(c) Reflects total operating expenses of the Member Shares before reductions of any expenses paid indirectly. The Member Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

50  | USAA S&P 500 INDEX FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- REWARD SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                                JUNE 30,                         YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------
                                   2011            2010         2009           2008             2007           2006
                             --------------------------------------------------------------------------------------
Net asset value at
 beginning of period         $    18.86      $    16.71     $  13.51       $  21.99       $    21.25       $  18.70
                             --------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income              .21             .33          .32            .41              .41            .36
 Net realized and
  unrealized gain (loss)            .91            2.15         3.20          (8.48)             .74           2.55
                             --------------------------------------------------------------------------------------
Total from investment
 operations                        1.12            2.48         3.52          (8.07)            1.15           2.91
                             --------------------------------------------------------------------------------------
Less distributions from:
 Net investment income             (.21)           (.33)        (.32)          (.41)            (.41)          (.36)
                             --------------------------------------------------------------------------------------
Net asset value at
 end of period               $    19.77      $    18.86     $  16.71       $  13.51       $    21.99       $  21.25
                             ======================================================================================
Total return (%)*                  5.97           14.99        26.47         (37.07)            5.42(a)       15.71
Net assets at
 end of period (000)         $1,342,386      $1,159,476     $894,035       $697,750       $1,040,077       $952,147

Ratios to average
 net assets:**
 Expenses (%)(b),(d)                .11(c)          .09          .09            .09              .09(a)         .09
 Expenses, excluding
  reimbursements (%)(b)             .24(c)          .24          .23            .21              .20            .20
 Net investment
  income (%)                       2.24(c)         1.92         2.26           2.27             1.86           1.85
Portfolio turnover (%)                1               4            5              3                5              4

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2011, average net assets were
    $1,282,798,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Reward Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Reward Shares' total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Reward Shares before reductions of any expenses paid indirectly. The Reward Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Effective May 1, 2011, the Manager voluntarily agreed to reimburse the Rewards Shares for expenses in excess of 0.15% of their annual average net assets. Prior to May 1, 2011, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.09% of their annual average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

EXPENSE EXAMPLE

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2011, through June 30, 2011.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

================================================================================

52  | USAA S&P 500 INDEX FUND

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                   BEGINNING               ENDING              DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE        JANUARY 1, 2011 -
                                  JANUARY 1, 2011        JUNE 30, 2011         JUNE 30, 2011
                                  ------------------------------------------------------------
MEMBER SHARES
Actual                              $1,000.00             $1,059.00                 $1.28

Hypothetical
 (5% return before expenses)         1,000.00              1,023.55                  1.25

REWARD SHARES
Actual                               1,000.00              1,059.70**                0.56**

Hypothetical
 (5% return before expenses)         1,000.00              1,024.25**                0.55**

* Expenses are equal to the Fund's annualized expense ratio of 0.25% for Member Shares and 0.11% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 5.90% for Member Shares and 5.97% for Reward Shares for the six-month period of January 1, 2011, through June 30, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

** The Fund's annualized expense ratio of 0.11% for Reward Shares above reflects a change effective May 1, 2011, in the rate of the Manager's voluntary expense limitation for the Reward Shares from 0.09% to 0.15% of the Fund's annual average net assets. Had the expense limitation of 0.15% been in effect for the entire six-month period of January 1, 2011, through June 30, 2011, the values in the table above would be as shown below.

                                                                               EXPENSES PAID
                                    BEGINNING               ENDING             DURING PERIOD*
                                   ACCOUNT VALUE         ACCOUNT VALUE       JANUARY 1, 2011 -
                                  JANUARY 1, 2011        JUNE 30, 2011         JUNE 30, 2011
                                  ------------------------------------------------------------
REWARD SHARES
Actual                              $1,000.00             $1,059.30                 $0.77

Hypothetical
 (5% return before expenses)         1,000.00              1,024.05                  0.75

================================================================================

54  | USAA S&P 500 INDEX FUND

================================================================================

ADVISORY AGREEMENTS

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 26, 2011, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Management Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund. In advance of the meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies;
(ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the

================================================================================

                                                       ADVISORY AGREEMENTS |  55

================================================================================

Manager and by the Subadviser. At the meeting at which the renewal of the Management Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Management Agreement and Subadvisory Agreement included certain information previously received at such meetings.

MANAGEMENT AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Management Agreement. In approving the Management Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Management Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including

================================================================================

56  | USAA S&P 500 INDEX FUND

================================================================================

the professional experience and qualifications of senior personnel and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Management Agreement, the Board evaluated the advisory fees and total expense ratios of each of the Member Shares and Reward Shares classes of the Fund as compared to other open-end investment companies deemed to be comparable to each class of the Fund as determined by the independent third party in its report. The expenses of each class of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the class of the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end sales loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load

================================================================================

                                                       ADVISORY AGREEMENTS |  57

================================================================================

retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any reimbursements -- was below the median of its expense universe and its expense group for Member Shares and for Reward Shares. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe for Member Shares and for Reward Shares. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the high level of correlation between the S&P 500 Index and the Fund and the relatively low tracking error between the Fund and the S&P 500 Index, and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the average annual total return of each class of the Fund with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The performance universe of each class of the Fund consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of the Fund's Member Shares was above the average of its performance universe and its Lipper index for the one- and five-year periods ended December 31, 2010, and was above the average of its performance universe and equal to its Lipper index for the three-year period ended

================================================================================

58  | USAA S&P 500 INDEX FUND

================================================================================

December 31, 2010. The comparison indicated that the performance of the Fund's Reward Shares was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2010. The Board also noted that the percentile performance ranking of the Fund's Member Shares was in the top 30% of its performance universe for the one-, three-, and five-year periods ended December 31, 2010, and that the percentile performance ranking for the Fund's Reward Shares was in the top 20% of its performance universe for the one-, three-, and five-year periods ended December 31, 2010.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the level of management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund and also pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be able to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the fee waivers and expense

================================================================================

                                                       ADVISORY AGREEMENTS |  59

================================================================================

reimbursements arrangements by the Manager and noted the fact that the Manager pays the subadvisory fee. The Board also considered the effects of each class's growth and size on the class's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Management Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability, if any, from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Management Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship;
(iii) comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different

================================================================================

60  | USAA S&P 500 INDEX FUND

================================================================================

weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board noted that the Subadviser and its affiliates also provide accounting and custody services to the Fund at no additional charge. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement were paid by the Manager and that the Subadviser had agreed to reimburse the Fund for license fees paid to Standard & Poor's. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information

================================================================================

                                                       ADVISORY AGREEMENTS |  61

================================================================================

relating to the cost of services to be provided by the Subadviser and the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance with respect to each class during the one-, three-, and five-year periods, as applicable, ended December 31, 2010, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser's long-term performance record for similar accounts, as applicable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

62  | USAA S&P 500 INDEX FUND

================================================================================

TRUSTEES                                   Christopher W. Claus
                                           Barbara B. Dreeben
                                           Robert L. Mason, Ph.D.
                                           Barbara B. Ostdiek, Ph.D.
                                           Michael F. Reimherr
                                           Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                             USAA Investment Management Company
INVESTMENT ADVISER,                        P.O. Box 659453
UNDERWRITER, AND                           San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                             USAA Shareholder Account Services
                                           9800 Fredericksburg Road
                                           San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                              The Northern Trust Company
ACCOUNTING AGENT                           50 S. LaSalle St.
                                           Chicago, Illinois 60603
--------------------------------------------------------------------------------
INDEPENDENT                                Ernst & Young LLP
REGISTERED PUBLIC                          100 West Houston St., Suite 1800
ACCOUNTING FIRM                            San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                                Under "Products & Services"
SELF-SERVICE 24/7                          click "Investments," then
AT USAA.COM                                "Mutual Funds"

OR CALL                                    Under "My Accounts" go to
(800) 531-USAA                             "Investments." View account balances,
        (8722)                             or click "I want to...," and select
                                           the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
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   At USAA.COM click: MY DOCUMENTS
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   28651-0811                                (C)2011, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/26/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/26/2011
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.